Loss Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss		¥ (80,478)	$ (11,449)	¥ (56,362)		¥ (25,466)
Less: net loss attributable to noncontrolling interest		(11,758)	(1,673)	(8,440)		(6,128)
Net loss attributable to the Company’s shareholders		¥ (68,720)	$ (9,776)	¥ (47,922)		¥ (19,338)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share (in Shares)	[1]	4,567,460	4,567,460	2,854,594		1,243,140
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share (in Shares)	[1]	4,567,460	4,567,460	2,854,594		1,243,140
Basic earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (15.05)	$ (2.14)	¥ (16.79)	[1]	¥ (15.56)	[1]
Diluted earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (15.05)	$ (2.14)	¥ (16.79)	[1]	¥ (15.56)	[1]

[1]	On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis. As of December 31, 2025, the Company had approximately 4,971,484 ordinary shares with a par value of US$0.00001 each issued and outstanding on a post-consolidation basis. This does not give effect to the 1-for-10 share consolidation effected on April 1, 2026.